Label	Element	Value
First Investors Global Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 1, 2018

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS DATED JANUARY 31, 2018

1.	In “The Funds Summary Section” for the First Investors Global Fund:

a.	the Annual Fund Operating Expenses table and the footnotes that follow are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Advisor Class	Institutional Class
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.30%	1.00%	None	None
Other Expenses	0.24%	0.34%	0.14%	0.10%
Total Annual Fund Operating Expenses	1.49%	2.29%	1.09%	1.05%
Fee Waiver[2]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	1.44%	2.24%	1.04%	1.00%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. The Adviser has contractually agreed to waive the Management Fees of the Fund until at least June 1, 2019 to the extent that the Management Fees exceeds .90% of the Fund’s average daily net assets. The fee waiver may be terminated or amended prior to June 1, 2019, only with the approval of the Fund’s Board of Trustees.

b.
the paragraph under the heading “Example” is revised to reflect that the Example assumes all of the Fund’s operating expenses remain the same except that it incorporates the fee waiver through June 1, 2019.

c.	the tables under the heading “Example” are deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class A shares	$713	$1,014	$1,337	$2,248
Class B shares	$627	$1,011	$1,421	$2,421
Advisor Class shares	$106	$342	$596	$1,324
Institutional Class shares	$102	$329	$575	$1,278

You would pay the following expenses on Class B shares if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class B shares	$227	$711	$1,221	$2,421

2.	The following changes are effective as of July 1, 2018 for the First Investors Global Fund:
	a.	in “The Funds Summary Section”, the second sentence in the second paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

Security selection is based on any one or more of the following characteristics: profitability; return on invested capital; relative valuation; risk/return profile; quality of assets; industry structure/dynamics; earnings growth as a result of positive changes; hidden or unappreciated value; quality of management and/or a strong business model.

b.	in “The Funds Summary Section” the following is added as the second to last sentence of the first paragraph under the heading “Performance”: The Fund was managed by a subadviser prior to July 1, 2018.

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Please retain this Supplement for future reference.

IEP618

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Global Fund